united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 8/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2018
Shares		Value

	COMMON STOCK - 83.3%
	AIRLINES - 2.1%
46,000	American Airlines Group, Inc.	$1,862,080

	APPAREL - 2.1%
90,000	Under Armour, Inc. *	1,840,500

	AUTO MANUFACTURERS - 1.9%
74,389	Blue Bird Corp. *	1,707,227

	BANKS - 2.7%
79,000	Bank of America Corp.	2,443,470

	BIOTECHNOLOGY - 1.1%
10,000	Celgene Corp. *	944,500

	COMMERCIAL SERVICES - 0.0%
14,779	Professional Diversity Network, Inc. * <	46,554

	COMPUTERS - 2.3%
9,000	Apple, Inc.	2,048,670

	DIVERSIFIED FINANCIAL SERVICES - 4.4%
32,000	Lazard Ltd.	1,540,480
285,000	WisdomTree Investments, Inc.	2,342,700
		3,883,180
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.1%
1,200,000	Orion Energy Systems, Inc. *	1,142,400
335,000	Pioneer Power Solutions, Inc. * <	1,624,750
		2,767,150
	ENTERTAINMENT - 5.0%
110,000	AMC Entertainment Holdings, Inc.	2,095,500
260,000	National CineMedia, Inc.	2,366,000
		4,461,500
	FOOD - 2.4%
37,000	Kraft Heinz Co.	2,155,990

	HOME BUILDERS - 1.5%
90,000	TRI Pointe Group, Inc. *	1,304,100

	HOUSEHOLD PRODUCTS/WARES - 2.9%
117,999	Acme United Corp.	2,586,538

	INTERNET - 2.1%
1,500	Alphabet, Inc. - Class A *	1,847,700

	LIMITED PARTNERSHIP - 6.7%
85,000	Blackstone Group LP - MLP	3,137,350
107,000	KKR & Co. LP	2,790,560
		5,927,910
	MEDIA - 6.0%
165,000	Gannett Co., Inc.	1,696,200
700,000	Lee Enterprises, Inc. *	1,995,000
31,000	Meredith Corp.	1,601,150
		5,292,350

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
Shares		Value

	COMMON STOCK - 83.3% (Continued)
	MISCELLANEOUS MANUFACTURER - 2.1%
52,000	Trinity Industries, Inc.	$1,863,680

	OIL & GAS - 2.5%
28,000	Exxon Mobil Corp.	2,244,760

	PHARMACEUTICALS - 6.5%
26,000	CVS Health Corp.	1,956,240
15,500	Johnson & Johnson	2,087,695
19,000	Zoetis, Inc. - Class A	1,721,400
		5,765,335
	RETAIL - 6.6%
120,000	Denny's Corp. *	1,808,400
12,000	PetMed Express, Inc.	440,280
22,000	Target Corp.	1,925,000
95,000	Wendy's Co.	1,676,750
		5,850,430
	SEMICONDUCTORS - 7.1%
175,000	Advanced Micro Devices, Inc. *	4,404,750
28,000	Qualcomm, Inc.	1,923,880
		6,328,630
	SOFTWARE - 2.0%
24,000	Paychex, Inc.	1,758,000

	TELECOMMUNICATIONS - 7.3%
53,000	AT&T, Inc.	1,692,820
1,000,000	Alaska Communications Systems Group, Inc. *	1,970,000
240,000	Consolidated Communications Holdings, Inc.	2,834,400
		6,497,220
	TRANSPORTATION - 2.9%
21,000	United Parcel Service, Inc. - Class B	2,580,480

	TOTAL COMMON STOCK (Cost - $56,147,825)	74,007,954

	PREFERRED STOCK - 4.0%
	BANKS - 2.0%
855,000	Citigroup, Inc., 5.95%	876,375
835,000	Morgan Stanley, 5.55%	862,138
		1,738,513
	INVESTMENT COMPANIES - 1.1%
41,500	Compass Diversified Holdings, 7.25%	952,840

	TRUCKING & LEASING - 0.9%
8,000	General Finance Corp., 9.00%	827,200

	TOTAL PREFERRED STOCK (Cost - $3,508,145)	3,518,553

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 5.6%
	COMMERCIAL SERVICES - 1.0%
$800,000	ADT Corp.	6.250	10/15/2021	$848,000

	FOOD - 1.0%
850,000	B&G Foods, Inc.	4.625	6/1/2021	847,875

	MEDIA - 1.0%
850,000	TEGNA, Inc. ^	4.875	9/15/2021	854,250

	OIL & GAS SERVICES - 0.4%
500,000	Bristow Group, Inc.	6.250	10/15/2022	355,000

	RETAIL - 0.8%
713,000	Wendy's International LLC	7.000	12/15/2025	755,780

	TELECOMMUNICATIONS - 1.4%
1,350,000	Consolidated Communications, Inc.	6.500	10/1/2022	1,280,813

	TOTAL CORPORATE BONDS (Cost - $4,896,679)			4,941,718

Shares	SHORT-TERM INVESTMENTS - 7.0%
	MONEY MARKET FUND - 7.0%
6,242,688	Fidelity Institutional Money Market Funds - Government Portfolio, Class I, 1.82% **			6,242,688
	(Cost - $6,242,688)

	TOTAL INVESTMENTS - 99.9% (Cost - $70,795,337)			$88,710,913
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.1%			69,872
	NET ASSETS - 100.0%			$88,780,785

* Non-income producing security.
< Illiquid security. At August 31, 2018, the securities amounted to 1.9% of net assets.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers. This security had a market value of $854,250 and 1.0% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2018.

LLC - Limited Liability Company
LP - Limited Partnership
MLP - Master Limited Partnership

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2018
Shares		Value

	COMMON STOCK - 89.5%
	APPAREL - 4.6%
142,449	Rocky Brands, Inc.	$4,294,837

	AUTO PARTS & EQUIPMENT - 3.6%
57,000	Douglas Dynamics, Inc.	2,610,600
95,100	Unique Fabricating, Inc.	760,800
		3,371,400
	BUILDING MATERIALS - 1.0%
174,800	LSI Industries, Inc.	903,716

	CHEMICALS - 0.9%
21,475	Oil-Dri Corporation of America	872,959

	COMMERCIAL SERVICES - 10.1%
94,400	AstroNova, Inc.	2,090,960
101,100	BG Staffing, Inc.	2,462,796
131,800	Collectors Universe, Inc.	1,967,774
37,000	Healthcare Services Group, Inc.	1,524,770
23,000	McGrath RentCorp	1,334,000
		9,380,300
	COMPUTERS - 1.4%
95,000	TransAct Technologies, Inc.	1,339,500

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
41,000	Westwood Holdings Group, Inc.	2,358,730

	ELECTRIC - 1.1%
16,000	MGE Energy, Inc.	1,047,200

	ENTERTAINMENT - 3.8%
187,700	National CineMedia, Inc.	1,708,070
99,500	Speedway Motorsports, Inc.	1,780,055
		3,488,125
	ENVIRONMENTAL CONTROL - 1.3%
93,000	Ecology and Environment, Inc.	1,241,550

	FOOD - 3.6%
32,000	Ingles Markets, Inc.	1,150,400
157,805	Rocky Mountain Chocolate Factory, Inc.	1,609,611
20,000	Village Super Market, Inc. - Class A	583,600
		3,343,611
	GAS - 1.9%
65,425	RGC Resources, Inc.	1,761,895

	HEALTHCARE - PRODUCTS - 0.9%
50,000	Meridian Bioscience, Inc.	785,000

	HEALTHCARE - SERVICES - 0.9%
42,700	Psychemedics Corp.	825,391

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
Shares		Value

	COMMON STOCK - 89.5% (Continued)
	HOME FURNISHINGS - 4.3%
235,000	Daktronics, Inc.	$1,905,850
40,000	Ethan Allen Interiors, Inc.	890,000
33,250	Flexsteel Industries, Inc.	1,186,360
		3,982,210
	HOUSEHOLD PRODUCTS/WARES - 2.0%
84,000	Acme United Corp.	1,841,280

	INSURANCE - 2.2%
11,200	Kansas City Life Insurance Co.	459,200
530,720	Marketing Alliance, Inc. # *	1,594,812
		2,054,012
	INTERNET - 1.5%
49,000	New Media Investment Group, Inc.	779,100
133,000	PC-Tel, Inc.	577,220
		1,356,320
	INVESTMENT COMPANIES - 1.0%
52,000	Compass Diversified Holdings - MLP	925,600

	LEISURE TIME - 3.3%
40,142	Bowl America, Inc.	590,087
188,000	Escalade, Inc.	2,500,400
		3,090,487
	MEDIA - 5.5%
506,492	A.H. Belo Corp.	2,228,565
137,000	Gannett Co., Inc.	1,408,360
366,000	Salem Media Group, Inc.	1,409,100
		5,046,025
	MISCELLANEOUS MANUFACTURER - 2.8%
117,000	Myers Industries, Inc.	2,603,250

	OFFICE FURNISHINGS - 2.8%
80,604	Kewaunee Scientific Corp.	2,575,298

	PHARMACEUTICALS - 1.6%
88,000	Owens & Minor, Inc.	1,494,240

	REITS - 5.8%
110,300	CatchMark Timber Trust, Inc. - Class A	1,383,162
38,500	Chatham Lodging Trust	825,825
181,000	Monmouth Real Estate Investment Corp.	3,147,590
		5,356,577
	RETAIL - 1.3%
32,000	PetMed Express, Inc.	1,174,080

	SEMICONDUCTORS - 2.1%
48,800	Brooks Automation, Inc.	1,923,208

	SOFTWARE - 4.6%
238,550	American Software, Inc.	4,289,129

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
Shares		Value

	COMMON STOCK - 89.5% (Continued)
	TELECOMMUNICATIONS - 3.0%
232,000	Consolidated Communications Holdings, Inc.	$2,739,920

	TEXTILES - 2.2%
343,100	Crown Crafts, Inc.	2,007,135

	WATER - 5.9%
24,408	Artesian Resources Corp.	876,980
164,000	Global Water Resources, Inc.	1,615,400
41,400	Middlesex Water Co.	1,896,120
34,975	York Water Co.	1,052,748
		5,441,248

	TOTAL COMMON STOCK (Cost - $63,589,957)	82,914,233

	SHORT-TERM INVESTMENTS - 10.1%
	MONEY MARKET FUND - 10.1%
9,324,281	Dreyfus Treasury & Agency Cash Management Fund, Institutional Class, 1.85% ** (Cost - $9,324,281)	9,324,281

	TOTAL INVESTMENTS - 99.6% (Cost - $72,914,238)	$92,238,514
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.4%	373,088
	NET ASSETS - 100.0%	$92,611,602

# Affiliated issuer.
* Illiquid security. At August 31, 2018, the securities amounted to 1.7% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2018.

MLP - Master Limited Partnership
REITS - Real Estate Investment Trust

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2018
Shares		Value

	COMMON STOCK - 85.5%
	APPAREL - 7.4%
144,000	Lakeland Industries, Inc. *	$1,900,800
127,250	Rocky Brands, Inc.	3,836,587
45,725	Superior Uniform Group, Inc.	866,489
		6,603,876
	AUTO MANUFACTURERS - 3.9%
152,000	Blue Bird Corp. *	3,488,400

	AUTO PARTS & EQUIPMENT - 2.8%
93,000	Motorcar Parts of America, Inc. *	2,468,220

	BEVERAGES - 3.0%
67,000	Farmer Brothers Co. *	1,943,000
405,200	Truett-Hurst, Inc. - Class A * #	696,944
		2,639,944
	BUILDING MATERIALS - 1.2%
208,668	LSI Industries, Inc.	1,078,814

	CHEMICALS - 1.8%
117,500	Landec Corp. *	1,580,375

	COMMERCIAL SERVICES - 4.7%
382,000	ARC Document Solutions, Inc. *	1,230,040
72,000	Collectors Universe, Inc.	1,074,960
48,000	SP Plus Corp. *	1,867,200
		4,172,200
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.1%
86,230	Graham Corp.	2,398,056
463,079	Orion Energy Systems, Inc. *	440,851
170,400	Pioneer Power Solutions, Inc. * <	826,440
		3,665,347
	ELECTRONICS - 1.4%
84,000	Napco Security Technologies, Inc. *	1,268,400

	ENVIRONMENTAL CONTROL - 2.3%
51,980	Heritage-Crystal Clean, Inc. *	1,211,134
228,000	Sharps Compliance Corp. *	804,840
		2,015,974
	HAND/MACHINE TOOLS - 3.5%
109,951	QEP Co., Inc. <	3,133,604

	HOME FURNISHINGS - 2.4%
58,750	Flexsteel Industries, Inc.	2,096,200

	HOUSEHOLD PRODUCTS/WARES - 5.0%
117,878	Acme United Corp.	2,583,886
47,000	Central Garden & Pet Co. *	1,865,900
		4,449,786

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
Shares		Value

	COMMON STOCK - 85.5% (Continued)
	LEISURE TIME - 7.3%
48,254	Bowl America, Inc.	$709,334
172,428	Escalade, Inc.	2,293,292
34,101	Johnson Outdoors, Inc. - Class A	3,453,749
		6,456,375
	LODGING - 1.6%
175,000	Century Casinos, Inc. *	1,400,000

	MACHINERY - DIVERSIFIED - 1.9%
17,800	Alamo Group, Inc.	1,696,340

	MEDIA - 3.4%
524,678	A. H. Belo Corp.	2,308,583
143,350	NTN Buzztime, Inc. * #	714,227
		3,022,810
	METAL FABRICATE/HARDWARE - 3.4%
101,472	Eastern Co.	2,993,424

	MINING - 2.0%
23,000	United States Lime & Minerals, Inc.	1,745,470

	RETAIL - 16.2%
242,300	1-800-Flowers.com, Inc. *	2,919,715
80,000	Boot Barn Holdings, Inc. *	2,394,400
249,800	Build-A-Bear Workshop, Inc. *	2,298,160
179,000	Del Taco Restaurants, Inc. *	2,314,470
71,000	Movado Group, Inc.	3,024,600
1,006,410	US Auto Parts Network, Inc. *	1,469,359
		14,420,704
	SOFTWARE - 4.2%
205,800	American Software, Inc.	3,700,284

	TEXTILES - 2.0%
302,468	Crown Crafts, Inc.	1,769,438

	TOTAL COMMON STOCK (Cost - $58,107,283)	75,865,985

	SHORT-TERM INVESTMENTS - 14.9%
	MONEY MARKET FUND - 14.9%
13,265,398	Dreyfus Treasury & Agency Cash Management Fund, Institutional Class, 1.85% ** (Cost - $13,265,398)	13,265,398

	TOTAL INVESTMENTS - 100.4% (Cost - $71,372,681)	$89,131,383
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.4) %	(349,433)
	NET ASSETS - 100.0%	$88,781,950

* Non-income producing security.
# Affiliated issuer.
< Illiquid security. At August 31, 2018, these securities amounted to 4.5% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2018.

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2018
Shares				Value

	PREFERRED STOCK - 16.2%
	BANKS - 7.9%
16,000	Bank of America Corp., 4.00%			$388,800
8,000	Cititgroup Capital XIII, 8.709%			217,520
10,000	GMAC Capital Trust I, 8.099%			268,000
250,000	Mellon Capital IV, 4.00%			221,875
9,000	PNC Financial Services Group, Inc., 6.125%			249,030
8,000	US Bancorp, 6.50%			223,840
250,000	Wachovia Cap Trust III, 5.57%			249,375
				1,818,440
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
300,000	American Express Co., 4.90%			301,875

	ENTERTAINMENT - 1.7%
16,000	Chicken Soup For The Soul Entertainment, Inc., 9.75%			400,320

	INVESTMENT COMPANIES - 1.2%
12,000	Compass Diversified Holdings, 7.25%			275,520

	PIPELINES - 1.5%
10,000	Kinder Morgan, Inc. 9.75%			334,100

	REITS - 1.3%
12,000	Monmouth Real Estate Investment Corp., 6.125%			288,240

	TRUCKING & LEASING - 1.3%
12,000	General Finance Corp., 8.125%			306,360

	TOTAL PREFERRED STOCK (Cost - $3,911,220)			3,724,855

Par Value		Coupon Rate (%)	Maturity

	CORPORATE BONDS - 78.0%
	APPAREL - 1.8%
$450,000	Under Armour, Inc.	3.250	6/15/2026	403,514

	AUTO PARTS & EQUIPMENT - 2.6%
590,000	Goodyear Tire & Rubber Co.	5.125	11/15/2023	590,000

	CHEMICALS - 2.8%
655,000	CF Industries, Inc.	3.450	6/1/2023	631,256

	COMMERCIAL SERVICES - 4.7%
250,000	ADT Corp.	6.250	10/15/2021	265,000
200,000	ADT Corp.	3.500	7/15/2022	190,000
600,000	Quad Graphics, Inc.	7.000	5/1/2022	612,000
				1,067,000
	COSMETICS & TOILETRIES - 0.4%
100,000	Edgewell Personal Care Co.	4.700	5/24/2022	99,780

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 78.0% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
$450,000	Jefferies Group LLC	8.500	7/15/2019	$471,102

	ENTERTAINMENT - 7.4%
500,000	AMC Entertainment Holdings, Inc.	5.875	2/15/2022	510,000
505,000	National CineMedia LLC	6.000	4/15/2022	515,100
100,000	National CineMedia LLC	5.750	8/15/2026	94,000
580,000	Speedway Motorsports, Inc.	5.125	2/1/2023	577,100
				1,696,200
	FOOD - 7.1%
605,000	B&G Foods, Inc.	4.625	6/1/2021	603,487
600,000	Ingles Markets, Inc.	5.750	6/15/2023	606,000
425,000	TreeHouse Foods, Inc.	4.875	3/15/2022	426,594
				1,636,081
	HEALTHCARE - SERVICES - 2.5%
572,000	DaVita HealthCare Partners, Inc.	5.750	8/15/2022	581,295

	HOUSEHOLD PRODUCTS/WARES - 5.1%
550,000	ACCO Brands Corp. *	5.250	12/15/2024	548,625
600,000	Central Garden & Pet Co.	6.125	11/15/2023	621,750
				1,170,375
	LEISURE TIME - 0.9%
200,000	Royal Caribbean Cruises Ltd.	5.250	11/15/2022	211,360

	MEDIA - 9.4%
400,000	AMC Networks, Inc.	4.750	12/15/2022	401,000
300,000	Lee Enterprises, Inc. *	9.500	3/15/2022	313,287
600,000	Salem Media Group, Inc. *	6.750	6/1/2024	537,000
150,000	TEGNA, Inc.	5.125	7/15/2020	151,500
450,000	TEGNA, Inc.	6.375	10/15/2023	468,000
300,000	Viacom, Inc., 3 mo. LIBOR + 3.895%	5.875 ^	2/28/2057	294,591
				2,165,378
	MINING - 2.2%
510,000	Freeport-McMoRan, Inc.	4.000	11/14/2021	507,292

	MISCELLANEOUS MANUFACTURER - 2.5%
600,000	Trinity Industries, Inc.	4.550	10/1/2024	582,628

	OFFICE FURNISHINGS - 2.8%
600,000	Steelcase, Inc.	6.375	2/15/2021	635,973

	OIL & GAS - 2.6%
110,000	Murphy Oil Corp.	4.000	6/1/2022	108,776
500,000	Murphy Oil Corp.	4.450	12/1/2022	500,310
				609,086
	OIL & GAS SERVICES - 2.2%
725,000	Bristow Group, Inc.	6.250	10/15/2022	514,750

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 78.0% (Continued)
	RETAIL - 7.2%
$660,000	Brinker International, Inc.	3.875	5/15/2023	$623,700
400,000	Gap, Inc.	5.950	4/12/2021	418,673
568,000	Wendy's International LLC	7.000	12/15/2025	602,080
				1,644,453
	SEMICONDUCTORS - 2.7%
550,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	618,750

	TELECOMMUNICATIONS - 9.0%
345,000	Anixter, Inc.	5.125	10/1/2021	356,212
600,000	CenturyLink, Inc.	5.800	3/15/2022	616,320
532,000	Cincinnati Bell, Inc. *	7.000	7/15/2024	470,820
660,000	Consolidated Communications, Inc.	6.500	10/1/2022	626,175
				2,069,527

	TOTAL CORPORATE BONDS (Cost - $18,150,602)			17,905,800

	CONVERTIBLE BONDS - 1.1%
	PRIVATE EQUITY- 1.1%
250,000	Hercules Capital, Inc. (Cost - $252,529)	4.375	2/1/2022	252,524

Shares
	SHORT-TERM INVESTMENTS - 3.6%
	MONEY MARKET FUND - 3.6%
825,960	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 1.83% ** (Cost - $825,960)			825,960

	TOTAL INVESTMENTS - 98.9% (Cost - $23,140,311)			$22,709,139
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.1%			246,265
	NET ASSETS - 100.0%			$22,955,404

^ Variable or step coupon security; interest rate shown reflects the effective rate as of August 31, 2018.
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a fair value of $1,869,732 and 8.2% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2018.

LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
REITS - Real Estate Investment Trust

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of August 31, 2018 in valuing the Funds' investments measured at fair value:

North Star Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$72,336,650	$1,671,304	$-	$74,007,954
Preferred Stock	3,518,553	-	-	3,518,553
Corporate Bonds	-	4,941,718	-	4,941,718
Short-Term Investments	6,242,688	-	-	6,242,688
Total	$82,097,891	$6,613,022	$-	$88,710,913
North Star Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$81,319,421	$1,594,812	$-	$82,914,233
Short-Term Investments	9,324,281	-	-	9,324,281
Total	$90,643,702	$1,594,812	$-	$92,238,514

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018

North Star Micro Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$71,905,941	$3,960,044	$-	$75,865,985
Short-Term Investments	13,265,398	-	-	13,265,398
Total	$85,171,339	$3,960,044	$-	$89,131,383
North Star Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$3,724,855	$-	$-	$3,724,855
Corporate Bonds	-	17,905,800	-	17,905,800
Convertible Bonds	-	252,524	-	252,524
Short-Term Investments	825,960	-	-	825,960
Total	$4,550,815	$18,158,324	$-	$22,709,139

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.
* Refer to the Portfolios of Investments for industry classifications.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at August 31, 2018, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
North Star Opportunity Fund	$70,445,642	$21,639,514	$(3,374,243)	$18,265,271
North Star Micro Cap Fund	74,411,167	22,516,866	(4,689,519)	17,827,347
North Star Dividend Fund	71,874,628	22,974,160	(5,717,405)	17,256,755
North Star Bond Fund	23,144,565	134,181	(569,607)	(435,426)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 10/17/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 10/17/18

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 10/17/18